Debt (Details) - Schedule of long-term debt maturities - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Debt (Details) - Schedule of long-term debt maturities [Line Items]
2021		$ 2,910
2022	$ 2,834	1,123
2023	2,895	30,000
2024	1,977
2025	5
Thereafter	$ 3	111
Total		$ 34,144